Exhibit 99.2

Unique LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Compliance Grade	Moody’s Compliance Grade	DBRS Compliance Grade
999999962	2	[2]Initial GFE Missing [2]Initial TIL Missing					B	B	B
999999961	2	[2]State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]State - Missing Attorney General Information Statement
[2]State - Missing Statutory Authority Disclosure
[2]State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
		[2]State - Missing Closing Statement / Closing Disclosure					B	B	B
999999960	2	[2]State - Missing Commitment Letter
[2]State - Missing Disclosure of Terms of Mortgage Application
[2]State - Missing Lock In Disclosure
[2]State - Missing Virginia Insurance Disclosure
[2]State - Missing Dual Capacity Disclosure
[2]State - Missing signed Notice of Mortgage Broker Fee
[2]State - Missing Choice of Settlement Agent Disclosure
[2]State - Missing Appraisal Notice
		[2]State - Missing Agent’s Certification As to the Validity of Power of Attorney and Agent’s Authority					B	B	B
999999946	1						A	A	A
999999934	2	[2]Initial GFE Date not within 3 days of Initial Application Date [2]Initial TIL Missing					B	B	B
999999913	2	[2]Initial TIL Incomplete					B	B	B
999999912	1						A	A	A
999999810	3	[3]HUD-1 Missing		YES		TR Indeterminable	D	D	D
999999809	1						A	A	A
999999808	2	[2]Initial TIL Date not within 3 days of Initial Application Date
[2]Initial GFE Date not within 3 days of Initial Application Date
[2]State - Missing Application Disclosure Statement
		[2]HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
999999807	2	[2]Initial GFE Missing
[2]State - Missing Anti-Coercion Notice
[2]State - Missing Broker Application Disclsoure
[2]State - Missing Disclosure of Terms of Mortgage Application
[2]State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
		[2]State - Missing Oral Agreement Notice					B	B	B
999999805	1						A	A	A
999999804	1						A	A	A
999999803	2	[2]Initial TIL Missing					B	B	B
999999775	3	[3]Finance Charge underdisclosed >$100 for Purchase
[2]State - Missing Interest Rate Disclsoure
[2]State - Missing Affidavit of Compliance / Smoke Alarm
[2]State - Missing Borrower’s Choice of Attorney Disclosure
		[2]State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $968.09 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
999999773	2	[2]Initial TIL Date not within 3 days of Initial Application Date
[2]Initial GFE Date not within 3 days of Initial Application Date
[2]Missing Application Addedum stating applicant, if married, may apply for a separate account
		[2]Missing Domestic Partnership Affidavit					B	B	B
999999772	2	[2]Credit Score Disclosure Not Present
[2]Initial TIL Missing
[2]Missing Loan Origination and Compensation Agreement
[2]Missing Loan Application Supplemental Disclosure
[2]Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
		[2]Missing UREA Formaldehyde Foam Insulation (UFFI) Certification					B	B	B
999999770	2	[2]Missing MD Finance Agreement
[2]Missing Attorneys’ Fees Disclosure
[2]Missing Guarantee Of Loan Program
[2]Missing MD Mandatory Arbitration Disclosure
[2]Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]Missing Right to Choose Attorney or Title Insurance Company
[2]Missing Licensee Information or Affidavit of Exemption
[2]Missing Net Tangible Benefit Worksheet
[2]Missing Written Acknowledgement of Delivery of the Note
		[2]Missing MD Notice of Housing Counseling and Services disclosure					B	B	B
999999767	3	[3]TIL Incomplete
[2]State - Missing Broker Compensation Disclosure
[2]State - Pre-Application Disclosure Statement
[2]State - Missing Appraisal and Consumer Report Notice
[2]State - Missing Borrower’s Choice of Attorney Disclosure
		[2]Credit Score Disclosure Not Present	Final TIL not executed and dated by borrower.	TESTED		TR Tested	B	B	B
999999766	2	[2]Credit Score Disclosure Not Present
[2]State - Missing MD Finance Agreement
[2]State - Missing Application Disclosure
[2]State - Missing Right to Choose Attorney or Title Insurance Company
[2]State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
		[2]State - Missing MD Notice of Housing Counseling and Services disclosure					B	B	B
999999765	2	[2]Initial TIL Missing					B	B	B
999999728	2	[2]Initial GFE Missing
[2]Flood Insurance Cert Missing
[2]Initial TIL Missing
[2]Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]Missing Fair Lending Notice
[2]Missing Loan Commitiment
[2]Missing Hazard Insurance Disclosure
[2]Missing Mortgage Loan Disclosure Statement (DRE)
[2]Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]Missing Acknowledgment of Receipt of Good Faith Estimate
		[2]Missing Impound Authorization Disclosure					B	B	B
999999727	2	[2]State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]State - Missing DRE Advance Fee Agreement
[2]State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]State - Missing Finance Lender Information Disclosure
[2]State - Missing Interim Interest Disclosure
[2]HMDA-reportable rate spread (1/1/04-10/1/09)
		[2]State - Missing Notice to Cosigner					B	B	B
999999726	2	[2]Affiliated Business Doc Missing [2]HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
999999725	2	[2]State - Missing Impound Authorization Disclosure					B	B	B
999999724	2	[2]Initial TIL Date not within 3 days of Initial Application Date [2]Initial GFE Date not within 3 days of Initial Application Date					B	B	B
999999723	2	[2]State - Missing Lock In Disclosure [2]State - Missing Virginia Insurance Disclosure					B	B	B
999999458	2	[2]HMDA-reportable rate spread (1/1/04-10/1/09)
[2]State - Missing Residential Property Disclosure / Homeowner’s Certification of Principal Residence
[2]State - Missing Guarantee Of Loan Program
[2]State - Missing Licensee Information or Affidavit of Exemption
[2]Initial GFE Missing
		[2]Initial TIL Missing					B	B	B
999999457	2	[2]HMDA-reportable rate spread (1/1/04-10/1/09) [2]Initial GFE Missing [2]Initial TIL Missing					B	B	B
999999426	2	[2]Initial GFE Missing [2]Initial TIL Missing					B	B	B
999999425	1						A	A	A
999999424	2	[2]Initial TIL Date not within 3 days of Initial Application Date
[2]Initial GFE Date not within 3 days of Initial Application Date
[2]Credit Score Disclosure Not Present
[2]State - Missing Insurance Disclsoure
[2]HMDA-reportable rate spread (1/1/04-10/1/09)
[2]State - Missing Appraisal and Consumer Report Notice
[2]State - Missing Borrower’s Choice of Attorney Disclosure
		[2]State - Missing Fair Credit Reporting Act Notice					B	B	B
999999423	2	[2]State - Missing Interest rate Lock/Float Disclosure
[2]State - Missing Choice of Insurance Disclsoure
[2]State - Missing Non-Refundable Fee Disclosure
[2]State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note
		[2]State - Missing Security Protection Provision Statement					B	B	B
999999422	2	[2]Affiliated Business Doc Missing [2]State - Missing Anti-Coercion Notice [2]State - Missing Choice of Attorney disclosure [2]State - Missing Amortization Information Disclosure					B	B	B
999999421	3	[3]Finance Charge underdisclosed >$100 for Purchase
[2]State - Missing Waiver of Borrower’’s Rights
[2]State - Missing Affidavit of Borrower Under Residential Mortgage Act
		[2]State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1	Finance charges under disclosed by $1942.78 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $1950 which is un-itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B